Schedule of operating and finance lease expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortization of leased asset	$ 7,948	$ 8,153
Total lease expenses	236,669	216,191
General and Administrative Expense [Member]
Lease expenses	114,390	62,810
Lease expenses - short-term	113,055	143,589
Amortization of leased asset	7,948	8,153
Interest Expense [Member]
Interest on lease liabilities	$ 1,276	$ 1,639